Offerings - Offering: 1	Feb. 03, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock, par value $0.0001
Amount Registered | shares	4,279,325
Proposed Maximum Offering Price per Unit | $ / shares	3.47
Maximum Aggregate Offering Price	$ 14,849,257.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,050.68
Offering Note

(1)
Represents the shares of common stock (the “common stock”) of Nuwellis, Inc. (the “Registrant”) that will be offered for resale by the selling stockholders pursuant to the prospectus to which this exhibit is attached. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover an indeterminate number of shares of common stock that may be issued and resold resulting from stock splits, stock dividends or similar transactions with respect to the shares being registered hereunder.

(2)
The proposed maximum offering price per share has been estimated solely for the purpose of calculating the registration fee. The registration fee has been calculated in accordance with Rule457(c)under the Securities Act based on the average high and low prices reported for the Registrant’s common stock on January 30, 2025.